Leases (Details) - Schedule of unaudited amounts recognised in profit or loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Unaudited Amounts Recognised In Profit Or Loss [Abstract]
Depreciation expense of right-of-use assets	¥ 3,433	¥ 4,139	¥ 4,480
Interest expense on lease liabilities	235	1,082	2,561
Covid-19-related rent concessions from a lessor	(859)		(778)
Expense relating to short term leases and leases of low-value assets included in administrative expenses	1,676	1,604	775
Total amount recognised in profit or loss	¥ 4,485	¥ 6,825	¥ 7,038